Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Contingency [Line Items]
Income tax expense	$ 92,000	$ 0	$ 0
Significant unrecognized tax benefits	0	0	0
Interest related to penalties	0	0	0
Significant impact on the unrecognized tax benefits for next twelve months	$ 0	$ 0	$ 0
Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits	2013
Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax years subject to tax audits	2015
Momo HK [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	$ 178,000
Momo US [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	$ 5,399,000
Tax loss carry forward period	20 years
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward	$ 3,846,000
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward, expiration date	Dec. 31, 2018
Beijing Momo IT, Beijing Momo and Chengdu Momo [Member] | Latest Tax Year [Member]
Income Tax Contingency [Line Items]
Tax loss carry forward, expiration date	Dec. 31, 2020
Hong Kong [Member] | Beneficial Owner [Member] | Minimum [Member]
Income Tax Contingency [Line Items]
Equity interest in a PRC-resident enterprise	25.00%
Hong Kong [Member] | Momo HK [Member]
Income Tax Contingency [Line Items]
Profit tax rate	16.50%
PRC [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries	10.00%
PRC statutory tax rate	25.00%	25.00%	25.00%
PRC [Member] | Chengdu Momo Technology Company Limited Investment [Member]
Income Tax Contingency [Line Items]
Percentage of reduced tax rate	15.00%	15.00%
PRC [Member] | Beneficial Owner [Member]
Income Tax Contingency [Line Items]
Withholding income tax rate for dividends distributed by the PRC subsidiaries	5.00%
PRC [Member] | Other Entities [Member]
Income Tax Contingency [Line Items]
Effective income tax rate	25.00%
PRC [Member] | Beijing Momo IT [Member]
Income Tax Contingency [Line Items]
Effective income tax rate		25.00%	25.00%
PRC [Member] | Beijing Momo IT [Member] | 2015 - 2016 [Member]
Income Tax Contingency [Line Items]
Tax exemption period		2 years
PRC [Member] | Beijing Momo IT [Member] | 2017 - 2019 [Member]
Income Tax Contingency [Line Items]
Reduced tax rate period		3 years
Percentage of reduced tax rate		12.50%
United States [Member] | Momo US [Member]
Income Tax Contingency [Line Items]
Taxable income	$ 0
Income tax expense	$ 0